Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 21.5%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$6,321	$6,321
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		152	153
Alorica, Inc. TBD% due 12/11/2025 «		11,792	11,770
American Tire Distributors, Inc. 8.500% (LIBOR03M + 7.500%) due 09/02/2024 ~		3,781	3,699
Banijay Entertainment S.A.S 3.854% (LIBOR03M + 3.750%) due 03/01/2025 ~		31	31
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		998	997
Caesars Resort Collection LLC
2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~		4,987	4,915
4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~		3,138	3,148
Carnival Corp.
TBD% due 09/22/2022 «	EUR	7,344	8,395
7.500% (EUR003M + 7.500%) due 06/30/2025 ~		5,581	6,725
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$1,687	1,746
Cengage Learning, Inc. 5.250% (LIBOR03M + 4.250%) due 06/07/2023 ~		5,992	5,940
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~		39	39
Cornwallis Corp. 7.460% due 12/01/2021 «		112	115
Coty, Inc.
2.354% (LIBOR03M + 2.250%) due 04/07/2025 ~		2,600	2,504
2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	6,800	7,657
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$11,501	11,515
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	2,117	1,738
DTEK Investments Ltd. 5.115% (LIBOR03M + 5.000%) due 06/30/2023 «~		$5,846	4,093
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~		177	176
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~		62,208	53,767
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~		119	118
Forest Park 5.780% due 12/11/2024 «		512	559
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		4,600	4,564
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		2,394	2,388
Hyatt Place 5.750% (LIBOR03M + 4.000%) due 06/03/2026 «~		35,000	34,052
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		188	191
8.000% (PRIME + 4.750%) due 11/27/2023 ~		200	204
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		2,900	2,863
Lo Duca Bros Realty Co. Westridge LLC 7.420% due 12/01/2021 «		431	443
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~		171	139
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		2,277	1,349
Merrill Lynch Mortgage Investors Trust 8.000% due 06/01/2021 «(l)		21,827	21,598
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~		19	19
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		581	638
Nouryon Finance BV 2.860% (LIBOR03M + 2.750%) due 10/01/2025 ~		160	158
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(l)(n)	EUR	30,998	35,879
Park Springs Apartments 7.000% due 02/01/2023 «		$1,770	1,872
Plainfield Commons LLC 7.330% due 02/01/2022 «		1,672	1,674

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(l)		7,900	7,726
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(l)(n)	EUR	38,715	43,948
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~		$71	69
Sasol Ltd. 0.500% - 1.825% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		13,451	12,542
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		22,515	22,635
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(d)		20,274	18,957
Sigma Bidco BV TBD% due 03/31/2025	PLN	31,527	7,585
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		$280	279
Stillwater Development LLC 5.520% due 05/01/2024 «		1,108	1,136
Stillwater Partners LLC 5.520% due 05/01/2024 «		568	583
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~		7,039	7,030
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		24,195	23,921
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		9,636	9,461
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		168	168
Valaris PLC (8.000% PIK) TBD% - 8.000% due 08/17/2021 «µ(d)		35	35
Walgreens
5.890% due 03/01/2025 «		1,379	1,510
6.000% due 03/06/2030 «		729	885
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		790	785
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)		7,158	4,366
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		7,099	7,117

Total Loan Participations and Assignments (Cost $411,412)			414,890

CORPORATE BONDS & NOTES 49.2%
BANKING & FINANCE 14.5%
Ally Financial, Inc.
8.000% due 11/01/2031 (n)		88	123
8.000% due 11/01/2031		2	3
Ambac LSNI LLC 6.000% due 02/12/2023 •(n)		9,472	9,507
Antares Holdings LP 3.950% due 07/15/2026		400	404
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	900	1,055
2.625% due 04/28/2025		5,823	7,007
3.625% due 09/24/2024		2,464	3,059
5.375% due 01/18/2028 •(n)		2,000	2,076
8.000% due 01/22/2030 •(n)		2,440	2,804
10.500% due 07/23/2029		3,200	4,625
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,300	371
Barclays PLC
5.875% due 09/15/2024 •(j)(n)	GBP	1,200	1,737
6.375% due 12/15/2025 •(j)		650	986
7.125% due 06/15/2025 •(j)(k)(n)		4,100	6,379
7.250% due 03/15/2023 •(j)(n)		6,585	9,816
7.750% due 09/15/2023 •(j)(n)		$2,410	2,636
7.875% due 09/15/2022 •(j)(n)	GBP	2,000	2,967
8.000% due 06/15/2024 •(j)		$250	278
Burford Capital Global Finance LLC 6.250% due 04/15/2028 (c)		2,600	2,668
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		4	2
5.950% due 12/15/2026 ^(e)(n)		10,231	5,880
Corestate Capital Holding S.A. 3.500% due 04/15/2023 (n)	EUR	5,300	5,454
Credit Suisse Group AG
7.250% due 09/12/2025 •(j)(n)		$200	217
7.500% due 07/17/2023 •(j)(n)		200	212
Diversified Healthcare Trust 4.375% due 03/01/2031 (n)		1,100	1,075
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (n)		365	363
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		56	56

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030 (n)		5,300	5,795
Fairfax India Holdings Corp. 5.000% due 02/26/2028		13,700	13,614
Farringdon Mortgages 4.280% due 07/15/2047	GBP	5,675	5,887
FloodSmart Re Ltd.
13.000% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		$2,246	2,249
16.750% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		643	644
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	118
2.748% due 06/14/2024	GBP	100	139
3.250% due 09/15/2025	EUR	100	125
3.350% due 11/01/2022 (n)		$300	306
4.535% due 03/06/2025	GBP	100	147
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (n)		$471	493
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (n)		300	344
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025 (n)		3,400	3,680
HSBC Holdings PLC
4.750% due 07/04/2029 •(j)	EUR	300	389
5.875% due 09/28/2026 •(j)(n)	GBP	1,600	2,440
6.000% due 09/29/2023 •(j)(k)	EUR	570	729
6.500% due 03/23/2028 •(j)(n)		$340	382
Hunt Cos., Inc. 6.250% due 02/15/2026		14	14
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	853	1,198
Kennedy-Wilson, Inc.
4.750% due 03/01/2029 (n)		$7,800	7,907
5.000% due 03/01/2031 (n)		9,200	9,329
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		71	70
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(j)(n)		1,910	2,187
7.625% due 06/27/2023 •(j)(n)	GBP	200	301
7.875% due 06/27/2029 •(j)(n)		10,084	17,538
MGM Growth Properties Operating Partnership LP 4.625% due 06/15/2025		$200	211
Natwest Group PLC 8.000% due 08/10/2025 •(j)(n)		6,325	7,430
Navient Corp.
5.625% due 01/25/2025 (n)		139	134
7.250% due 09/25/2023 (n)		9,526	10,328
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (d)		95	100
Piper Jaffray Cos.
4.740% due 10/15/2021 (n)		800	805
5.200% due 10/15/2023 (n)		2,900	2,911
Santander UK Group Holdings PLC 6.750% due 06/24/2024 •(j)(n)	GBP	11,766	17,640
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(n)		$200	223
7.375% due 10/04/2023 •(j)(n)		700	757
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		102,200	29,347
TP ICAP PLC 5.250% due 05/29/2026	GBP	100	157
Trust Fibra Uno 6.390% due 01/15/2050		$500	552
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	7,679	11,327
7.395% due 03/28/2024		2,181	3,217
Uniti Group LP
6.500% due 02/15/2029 (n)		$400	395
7.875% due 02/15/2025 (n)		34,779	37,641
Uniti Group, Inc. 7.125% due 12/15/2024 (n)		2,121	2,186
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)(n)		13,205	6,834

			279,980

INDUSTRIALS 27.7%
AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	1,300	1,914
6.500% due 01/31/2026		1,800	2,567
Aker BP ASA 3.750% due 01/15/2030 (n)		$175	181
Altice Financing S.A. 7.500% due 05/15/2026 (n)		7,450	7,795
American Airlines, Inc. 5.750% due 04/20/2029 (n)		4,200	4,473

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Associated Materials LLC 9.000% due 09/01/2025 (n)		6,332	6,696
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(n)		148	111
Boeing Co.
5.150% due 05/01/2030 (n)		1,535	1,770
5.705% due 05/01/2040 (n)		2,172	2,663
5.805% due 05/01/2050 (n)		2,179	2,750
5.930% due 05/01/2060 (n)		3,679	4,733
Bombardier, Inc.
5.750% due 03/15/2022 (n)		100	104
6.000% due 10/15/2022 (n)		21,065	21,104
6.125% due 01/15/2023 (n)		10,983	11,447
7.500% due 12/01/2024 (n)		2,678	2,680
7.500% due 03/15/2025 (n)		3,513	3,460
7.875% due 04/15/2027 (n)		4,227	4,152
8.750% due 12/01/2021 (n)		122	128
BRF S.A. 5.750% due 09/21/2050 (n)		1,000	988
Cablevision Lightpath LLC
3.875% due 09/15/2027 (n)		1,000	991
5.625% due 09/15/2028 (n)		1,000	1,017
CCO Holdings LLC
4.500% due 08/15/2030 (n)		339	346
4.750% due 03/01/2030 (n)		326	338
CGG S.A.
7.750% due 04/01/2027 (c)(n)	EUR	2,000	2,340
8.750% due 04/01/2027 (c)		$2,500	2,525
Charter Communications Operating LLC 4.800% due 03/01/2050 (n)		402	432
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (n)		188	196
Community Health Systems, Inc.
4.750% due 02/15/2031 (n)		4,100	4,010
5.625% due 03/15/2027 (n)		14,000	14,682
6.625% due 02/15/2025 (n)		2,586	2,735
8.000% due 03/15/2026 (n)		5,637	6,101
Connect Finco SARL 6.750% due 10/01/2026 (n)		104	111
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025 (n)		126	132
Corning, Inc. 5.450% due 11/15/2079 (n)		141	176
Dell International LLC 6.200% due 07/15/2030 (n)		100	124
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024 (n)		337	352
Delta Air Lines, Inc.
7.000% due 05/01/2025 (n)		8,600	9,914
7.375% due 01/15/2026 (n)		3,788	4,434
Diamond Resorts International, Inc. 7.750% due 09/01/2023 (n)		1,248	1,302
Endure Digital, Inc. 6.000% due 02/15/2029 (n)		7,100	6,948
Energy Transfer LP 5.000% due 05/15/2050 (n)		149	154
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		2,557	1,901
EQM Midstream Partners LP 4.750% due 01/15/2031 (n)		3,200	3,108
Exela Intermediate LLC 10.000% due 07/15/2023		13	5
Expedia Group, Inc.
4.625% due 08/01/2027 (n)		1,800	2,005
6.250% due 05/01/2025 (n)		1,976	2,287
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		1,150	1,169
6.875% due 10/15/2027 (n)		1,600	1,718
Foundation Building Materials, Inc. 6.000% due 03/01/2029		600	593
Fresh Market, Inc. 9.750% due 05/01/2023		50	52
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,687	2,389
Full House Resorts, Inc. 8.250% due 02/15/2028 (n)		$10,543	11,258
Gap, Inc. 8.875% due 05/15/2027 (n)		3,600	4,207
General Electric Co.
5.875% due 01/14/2038 (n)		22	29
6.150% due 08/07/2037 (n)		73	96
6.875% due 01/10/2039 (n)		21	30
Greene King Finance PLC 2.160% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	232
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (n)		$4,000	4,255

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

HollyFrontier Corp. 4.500% due 10/01/2030 (n)		2,947	3,054
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(n)		503	551
Innophos Holdings, Inc. 9.375% due 02/15/2028 (n)		248	268
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)(n)		200	69
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(n)		36,644	22,536
8.000% due 02/15/2024 (n)		658	682
8.500% due 10/15/2024 ^(e)(n)		23,492	14,785
9.750% due 07/15/2025 ^(e)(n)		3,268	2,023
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(e)(n)		12,151	547
Jaguar Land Rover Automotive PLC 5.875% due 01/15/2028 (n)		8,700	8,847
Kraft Heinz Foods Co. 5.500% due 06/01/2050 (n)		3,212	3,941
Leviathan Bond Ltd. 5.750% due 06/30/2023 (n)		1,800	1,889
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026 (n)		2,100	2,154
Marriott International, Inc. 4.625% due 06/15/2030		90	101
Melco Resorts Finance Ltd. 5.375% due 12/04/2029 (n)		200	213
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (n)		5,900	5,952
NCL Corp. Ltd.
10.250% due 02/01/2026 (n)		9,600	11,288
12.250% due 05/15/2024 (n)		7,980	9,677
NCR Corp. 5.125% due 04/15/2029 (c)		7,030	7,096
Netflix, Inc.
3.625% due 06/15/2030 (n)	EUR	300	413
3.875% due 11/15/2029 (n)		905	1,267
4.625% due 05/15/2029 (n)		300	438
5.375% due 11/15/2029 (n)		$86	102
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (d)(n)	EUR	2,360	2,761
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~(n)		$4,100	4,058
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025 (n)		230	248
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		440	21
6.000% due 05/16/2024 ^(e)		650	31
6.000% due 11/15/2026 ^(e)		430	20
Petroleos Mexicanos
2.750% due 04/21/2027 (n)	EUR	3,900	4,140
5.350% due 02/12/2028 (n)		$1,158	1,128
5.950% due 01/28/2031 (n)		9,630	9,263
6.350% due 02/12/2048 (n)		154	127
6.490% due 01/23/2027 (n)		130	136
6.500% due 03/13/2027 (n)		5,933	6,210
6.500% due 01/23/2029 (n)		3,798	3,843
6.625% due 06/15/2035 (n)		8,400	8,004
6.750% due 09/21/2047 (n)		7,094	6,046
6.840% due 01/23/2030 (n)		12,510	12,720
6.950% due 01/28/2060 (n)		1,816	1,561
7.690% due 01/23/2050 (n)		190	176
Platin 1426 GmbH
6.875% due 06/15/2023	EUR	400	474
6.875% due 06/15/2023 (n)		3,880	4,600
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		$10,900	11,649
Prosus NV 2.031% due 08/03/2032 (n)	EUR	500	602
Rite Aid Corp. 8.000% due 11/15/2026 (n)		$2,300	2,418
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	200	253
5.750% due 10/15/2027	GBP	400	601
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (n)		$1,100	1,213
10.875% due 06/01/2023 (n)		4,500	5,185
11.500% due 06/01/2025 (n)		6,600	7,705
Sabre GLBL, Inc. 7.375% due 09/01/2025 (n)		2,700	2,951
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (n)		400	433
Standard Industries, Inc.
3.375% due 01/15/2031		2,500	2,372
4.375% due 07/15/2030		2,500	2,526

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Staples, Inc. 7.500% due 04/15/2026		18	19
Studio City Finance Ltd. 5.000% due 01/15/2029		600	603
Tenet Healthcare Corp. 6.750% due 06/15/2023 (n)		6,400	6,943
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (n)		700	703
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023 (n)	EUR	400	461
2.800% due 07/21/2023 (n)		$2,251	2,244
6.000% due 01/31/2025	EUR	200	259
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		$3,214	3,509
5.750% due 09/30/2039 (n)		29,801	34,175
TransDigm, Inc.
4.625% due 01/15/2029 (n)		3,500	3,456
5.500% due 11/15/2027		88	91
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		100	95
Transocean, Inc.
7.250% due 11/01/2025		346	223
7.500% due 01/15/2026		190	121
8.000% due 02/01/2027		254	151
Travel + Leisure Co.
3.900% due 03/01/2023 (n)		90	93
4.625% due 03/01/2030 (n)		87	90
5.650% due 04/01/2024		12	13
6.625% due 07/31/2026 (n)		3,100	3,523
TripAdvisor, Inc. 7.000% due 07/15/2025 (n)		4,300	4,659
Triumph Group, Inc.
5.250% due 06/01/2022		97	96
6.250% due 09/15/2024 (n)		137	140
8.875% due 06/01/2024 (n)		2,700	3,043
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (n)		113	125
United Group BV 4.000% due 11/15/2027	EUR	1,200	1,395
Univision Communications, Inc.
5.125% due 02/15/2025 (n)		$890	903
6.625% due 06/01/2027 (n)		523	560
9.500% due 05/01/2025 (n)		900	990
Valaris PLC
5.750% due 10/01/2044 ^(e)		257	30
7.750% due 02/01/2026 ^(e)		32	3
Vale Overseas Ltd.
6.875% due 11/21/2036 (n)		781	1,040
6.875% due 11/10/2039 (n)		275	368
Verisure Holding AB 3.250% due 02/15/2027	EUR	1,800	2,131
Veritas U.S., Inc. 10.500% due 02/01/2024		$6,300	6,465
Veritas US, Inc. 7.500% due 09/01/2025 (n)		13,000	13,519
ViaSat, Inc. 6.500% due 07/15/2028 (n)		1,300	1,371
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		14,887	17,529
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (n)		400	405
Vine Energy Holdings LLC 6.750% due 04/15/2029 (c)		5,700	5,700
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~		90	88
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		21,362	21,796
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028 (n)		3,000	3,040
Wynn Las Vegas LLC
5.250% due 05/15/2027 (n)		5,440	5,703
5.500% due 03/01/2025 (n)		5,830	6,167
Wynn Macau Ltd.
5.125% due 12/15/2029 (n)		400	411
5.500% due 01/15/2026 (n)		200	209
5.500% due 01/15/2026		200	209
5.500% due 10/01/2027		200	209
5.625% due 08/26/2028 (n)		2,200	2,304
Zayo Group Holdings, Inc. 6.125% due 03/01/2028 (n)		153	157

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

ZoomInfo Technologies LLC 3.875% due 02/01/2029 (n)		1,000	983

			534,298

UTILITIES 7.0%
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030 (n)		200	200
Crestwood Midstream Partners LP 6.000% due 02/01/2029 (n)		1,400	1,382
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		434	357
Edison International 5.750% due 06/15/2027 (n)		78	91
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (n)		12,280	12,720
FEL Energy SARL 5.750% due 12/01/2040 (n)		6,400	6,577
Frontier Communications Corp. 5.000% due 05/01/2028 (n)		9,200	9,386
Genesis Energy LP 8.000% due 01/15/2027 (n)		3,100	3,145
Lumen Technologies, Inc. 4.000% due 02/15/2027 (n)		122	125
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^(n)		128	126
6.350% due 12/01/2021 ^		11	11
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		4,551	4,472
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (n)		3,137	3,275
3.750% due 08/15/2042		26	24
4.000% due 12/01/2046		4	4
4.250% due 03/15/2046 (n)		2,555	2,455
4.300% due 03/15/2045		34	33
4.450% due 04/15/2042 (n)		900	891
4.500% due 07/01/2040 (n)		5,139	5,224
4.500% due 12/15/2041 (n)		368	358
4.550% due 07/01/2030 (n)		9,178	9,961
4.600% due 06/15/2043		20	20
4.750% due 02/15/2044 (n)		1,659	1,703
4.950% due 07/01/2050 (n)		10,875	11,202
Petrobras Global Finance BV
6.750% due 01/27/2041 (n)		5,644	6,275
6.750% due 06/03/2050 (n)		18,422	19,698
6.850% due 06/05/2115 (n)		7,367	7,584
7.250% due 03/17/2044 (n)		592	679
Rio Oil Finance Trust
8.200% due 04/06/2028 (n)		6,475	7,398
9.250% due 07/06/2024 (n)		3,628	4,037
Southern California Edison Co.
3.650% due 02/01/2050 (n)		60	59
5.950% due 02/01/2038 (n)		100	128
Sprint Corp.
7.125% due 06/15/2024 (n)		600	691
7.625% due 02/15/2025 (n)		7,612	9,087
7.625% due 03/01/2026 (n)		4,832	5,925
Talen Energy Supply LLC 6.625% due 01/15/2028		46	46
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (n)		148	137

			135,486

Total Corporate Bonds & Notes (Cost $937,322)			949,764

CONVERTIBLE BONDS & NOTES 2.5%
BANKING & FINANCE 1.1%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	3,000	3,008
PennyMac Corp. 5.500% due 03/15/2026 (n)		$18,075	18,527

			21,535

INDUSTRIALS 1.4%
DISH Network Corp. 3.375% due 08/15/2026		3,300	3,180
Multiplan Corp. 6.000% due 10/15/2027		10,600	9,005
NCL Corp. Ltd. 6.000% due 05/15/2024 (n)		4,000	8,890

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023	3,200	4,514

		25,589

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)	16	3

Total Convertible Bonds & Notes (Cost $41,926)		47,127

MUNICIPAL BONDS & NOTES 1.8%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	5	6

		18

PUERTO RICO 1.8%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	43,500	34,256

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	120	121

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	1,200	126

Total Municipal Bonds & Notes (Cost $33,750)		34,521

U.S. GOVERNMENT AGENCIES 1.8%
Freddie Mac
0.000% due 02/25/2046 (b)(h)	3,171	3,006
0.100% due 02/25/2046 (a)	3,164	2
0.700% due 11/25/2055 ~(a)(n)	65,128	4,325
2.011% due 11/25/2045 ~(a)	24,637	2,904
3.000% due 02/25/2051 (a)(n)	11,526	1,624
3.856% due 07/15/2035 •	10,325	10,554
4.606% due 07/15/2035 •	11,800	12,079
6.544% due 08/15/2026 •(a)(n)	2,599	280

Total U.S. Government Agencies (Cost $34,600)		34,774

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.8%
245 Park Avenue Trust 3.657% due 06/05/2037 ~(n)	4,532	4,359
280 Park Avenue Mortgage Trust 2.933% due 09/15/2034 •	7,233	7,086
ACRES Commercial Realty Corp.
3.608% due 04/17/2037 •(n)	4,990	5,018
4.008% due 04/17/2037 •(n)	4,990	5,010
4.358% due 04/17/2037 •(n)	4,990	5,010
5.608% due 04/17/2037 •(n)	2,994	3,012
Adjustable Rate Mortgage Trust
0.649% due 02/25/2036 •	48	35
1.109% due 10/25/2035 •	2,543	2,490
1.129% due 11/25/2035 •	444	392
1.259% due 01/25/2035 •(n)	3,232	3,139
1.909% due 02/25/2035 •	1,808	1,786
Anthracite Ltd. 5.678% due 06/20/2041	6,676	585
Ashford Hospitality Trust
1.956% due 06/15/2035 •(n)	3,000	2,981
2.206% due 04/15/2035 •	2,000	1,968
2.856% due 06/15/2035 •(n)	2,750	2,639
Atrium Hotel Portfolio Trust
1.756% due 12/15/2036 •(n)	8,800	8,719
3.506% due 06/15/2035 •	5,250	5,091
BAMLL Commercial Mortgage Securities Trust 2.500% due 03/15/2037 •(n)	3,000	2,682
BAMLL Re-REMIC Trust 5.790% due 06/17/2050 ~	3,000	1,473
Banc of America Funding Trust
0.268% due 10/25/2036 •(n)	17,372	6,506
0.328% due 08/25/2047 ^~	1,940	1,668
6.000% due 07/25/2036 (n)	782	741
9.622% due 02/27/2037 ~	2,515	2,454

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Banc of America Mortgage Trust
3.362% due 07/20/2032 ~		47	46
3.509% due 06/25/2034 ~		239	212
Bancorp Commercial Mortgage Trust 3.856% due 08/15/2032 •(n)		4,100	3,456
Barclays Commercial Mortgage Securities Trust 2.497% due 07/15/2037 •(n)		5,581	5,522
BCAP LLC Trust
0.294% due 05/26/2037 ~		2,330	1,933
3.220% due 08/28/2037 ~(n)		10,972	7,822
6.500% due 06/26/2037 ~		2,095	921
Bear Stearns Commercial Mortgage Securities Trust
5.300% due 05/11/2039 ~		2,648	2,665
5.643% due 10/12/2041 ~		731	737
BHP Trust 2.674% due 08/15/2036 •		5,600	5,606
Braemar Hotels & Resorts Trust 1.356% due 06/15/2035 •(n)		3,375	3,268
BX Commercial Mortgage Trust 3.256% due 07/15/2034 •(n)		10,617	10,660
CD Mortgage Trust 5.688% due 10/15/2048 (n)		4,298	2,383
Chase Mortgage Finance Trust 3.321% due 03/25/2037 ^~		65	65
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.479% due 01/25/2036 •		4,497	2,975
Citigroup Commercial Mortgage Trust
5.356% due 12/10/2049 ~		1,488	823
5.482% due 10/15/2049 (n)		6,304	5,467
Citigroup Mortgage Loan Trust
2.613% due 11/25/2036 ~		647	543
3.970% due 07/25/2049 ~(n)		3,750	3,816
4.250% due 02/25/2054		13,555	13,632
6.000% due 08/25/2035		3,159	2,670
Citigroup Mortgage Loan Trust, Inc. 3.012% due 08/25/2035 ~		3,281	3,159
COLT Mortgage Loan Trust
2.695% due 05/25/2065 ~		1,156	1,130
3.550% due 05/25/2065 ~		2,458	2,495
4.553% due 05/25/2065 ~		1,998	2,027
Commercial Mortgage Loan Trust 5.845% due 12/10/2049 ~(n)		8,042	3,431
Commercial Mortgage Trust
1.230% due 10/10/2048 ~(a)		28,636	1,356
5.518% due 06/10/2044 ~(n)		2,362	2,361
Countrywide Alternative Loan Trust
0.299% due 07/25/2046 ^•(n)		2,328	2,203
0.319% due 05/25/2047 •		5,869	3,995
0.359% due 10/25/2046 •		480	490
0.501% due 12/20/2035 •		826	328
0.589% due 12/25/2046 ^•		476	328
6.792% due 02/25/2035 ~		377	149
Countrywide Home Loan Mortgage Pass-Through Trust
0.809% due 05/25/2035 •(n)		4,950	3,050
0.809% due 05/25/2035 •		4,299	2,734
3.002% due 09/20/2036 ~		144	137
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~		12,071	1,790
5.530% due 01/15/2049 ^~(e)		2,500	3,589
5.530% due 01/15/2049 ~(n)		5,700	6,884
5.530% due 01/15/2049 ~		2,870	4,131
5.869% due 09/15/2040 ~		105	257
Credit Suisse First Boston Mortgage Securities Corp.
3.003% due 12/25/2033 ~		582	552
4.981% due 07/15/2037 ~		61	61
5.074% due 08/15/2038 ~(n)		1,437	1,365
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		951	718
Credit Suisse Mortgage Capital Certificates
0.280% due 10/27/2036 •		18,562	14,701
0.630% due 11/30/2037 ~(n)		4,400	4,127
3.196% due 11/27/2037 ~(n)		5,470	5,346
15.010% due 06/27/2037 ~		860	549
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		568	317
Credit Suisse Mortgage Capital Trust 3.196% due 07/10/2034 ~(n)		10,209	10,211
CTDL Trust 4.750% due 05/25/2055 ~		894	901
DBWF Mortgage Trust 2.510% due 12/19/2030 •(n)		5,000	4,979
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.325% due 09/28/2036 ~(n)		4,871	4,301
Dilosk RMBS DAC 2.710% due 12/20/2057 •	EUR	3,890	4,568

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Dssv SARL 3.000% due 10/15/2024 «•(n)		44,136	50,723
European Residential Loan Securitisation DAC
1.951% due 03/24/2063 •(n)		500	585
2.951% due 03/24/2063 •		1,100	1,285
Eurosail PLC
0.298% due 03/13/2045 •		250	262
0.880% due 12/15/2044 •(n)	GBP	4,614	5,906
1.430% due 06/13/2045 •(n)		5,421	6,756
3.580% (BP0003M + 3.500%) due 06/13/2045 ~(n)		2,113	2,963
4.080% due 06/13/2045 •		1,781	2,332
Finsbury Square PLC
3.549% due 06/16/2070 •(n)		1,800	2,534
5.549% due 06/16/2070 •		1,000	1,433
Fremont Home Loan Trust 2.209% due 01/25/2034 •		$1,883	1,811
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	5,601	5,721
GCAT LLC 3.721% due 06/25/2025 þ		$19,603	19,663
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038 (n)		1,396	1,476
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/2045 ~		513	500
GS Mortgage Securities Corp. Trust
1.756% due 12/15/2036 •(n)		4,315	4,128
4.591% due 10/10/2032 ~		5,820	5,605
GS Mortgage Securities Trust
0.000% due 07/25/2059 (b)(h)		90	89
0.000% due 07/25/2059 ~(a)		63,200	748
0.090% due 07/25/2059 ~(a)		57,675	234
3.846% due 07/25/2059 ~(n)		1,848	1,740
3.846% due 07/25/2059 ~		7,952	6,473
5.622% due 11/10/2039		2,132	746
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 (b)(h)		402	398
0.000% due 12/25/2060 ~(a)		136,519	5,459
2.750% due 12/25/2060 ~		4,095	3,753
3.000% due 12/25/2060 ~		4,164	3,701
3.651% due 12/25/2060 ~		20,546	19,322
16.500% due 12/25/2060 ~(a)		122,158	819
GSMSC Resecuritization Trust 3.954% due 09/26/2037 ~(n)		36,980	16,912
HarborView Mortgage Loan Trust
0.350% due 12/19/2036 ^•(n)		3,812	3,738
0.770% due 03/19/2035 •		2,741	1,904
Hawksmoor Mortgage Funding PLC 3.550% due 05/25/2053 •	GBP	3,166	4,321
Hilton Orlando Trust 1.556% due 12/15/2034 •(n)		$5,300	5,289
Homeward Opportunities Fund Trust 5.450% due 05/25/2065 ~		6,600	6,827
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (n)		7,929	4,342
InTown Hotel Portfolio Trust
2.406% due 01/15/2033 •(n)		1,069	1,066
3.456% due 01/15/2033 •		250	251
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		10,000	1,813
3.756% due 01/05/2031 ~		9,950	9,670
5.438% due 01/15/2049 ~		901	992
5.503% due 01/15/2049 ~		47	52
5.623% due 05/12/2045		1,108	1,008
5.790% due 06/15/2049 ~(n)		15,741	7,005
5.791% due 06/12/2043 ~		1,476	1,480
JP Morgan Mortgage Trust 2.749% due 06/25/2036 ^~		11	9
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		8,367	2,308
KeyCorp Student Loan Trust 0.000% due 01/01/2050 «		400	46,400
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^(n)		4,330	1,480
6.273% due 04/15/2041 ~		4,768	4,801
Mansard Mortgages PLC 3.528% due 10/15/2048 •	GBP	2,879	3,886
MASTR Adjustable Rate Mortgages Trust 2.838% due 04/25/2035 ~		$1,160	911
Merrill Lynch Mortgage Investors Trust 0.844% due 07/25/2029 •		798	769
MF1 Ltd. 3.106% due 07/15/2035 •(n)		11,000	11,113
MFA Trust
3.071% due 08/25/2049 ~(n)		1,185	1,213
4.978% due 08/25/2049 ~		6,143	6,304

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Morgan Stanley Capital Trust
1.606% due 05/15/2036 •(n)		4,500	4,281
5.008% due 11/14/2042 ~		7,500	5,377
6.232% due 08/12/2041 ~		260	230
Morgan Stanley Resecuritization Trust 3.380% due 06/26/2046 ~		7,890	6,762
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		72	71
Mortgage Funding PLC 3.280% due 03/13/2046 •(n)	GBP	1,700	2,383
Motel 6 Trust 7.033% due 08/15/2024 •		$548	534
Natixis Commercial Mortgage Securities Trust
3.106% due 11/15/2034 •(n)		1,826	1,702
3.790% due 11/15/2032 ~		2,700	2,694
4.058% due 04/10/2037 ~(n)		9,000	8,747
4.106% due 11/15/2034 •		792	690
Nomura Resecuritization Trust
3.059% due 10/26/2036 •(n)		12,853	12,550
4.479% due 07/26/2035 ~		267	247
RBSSP Resecuritization Trust 0.830% due 10/26/2037 •		2,583	795
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		198	192
Residential Asset Securitization Trust 5.750% due 03/25/2037 ^		1,912	1,064
Residential Mortgage Securities PLC 4.349% due 06/20/2070 •	GBP	4,150	5,795
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~(n)		$5,400	5,501
4.537% due 11/25/2059 ~		10,290	5,187
Sequoia Mortgage Trust
0.776% due 10/20/2035 •		99	94
1.056% due 10/20/2035 •		251	232
1.086% due 07/20/2033 •		89	86
1.566% due 12/20/2032 •		296	263
Structured Adjustable Rate Mortgage Loan Trust
0.639% due 12/25/2034 •		2,045	1,540
0.759% due 10/25/2035 •(n)		5,181	4,817
Structured Asset Mortgage Investments Trust 0.319% due 09/25/2047 ^•(n)		2,638	2,858
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ		5,000	2,609
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 10/28/2050 •	EUR	30,532	20,524
0.000% due 12/28/2050 •		12,100	12,192
Towd Point Mortgage Funding PLC 3.050% due 02/20/2054 •	GBP	4,540	6,310
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~(n)		$1,484	1,443
WaMu Mortgage Pass-Through Certificates Trust
1.009% due 04/25/2045 •(n)		12,893	9,568
1.029% due 05/25/2047 •		2,011	618
1.114% due 07/25/2045 •		10,218	8,814
1.957% due 08/25/2046 •		9,794	8,471
3.675% due 05/25/2035 ~		500	314
Wells Fargo Mortgage-Backed Securities Trust 3.014% due 08/25/2035 ~		1,232	901
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(n)		13,000	12,215

Total Non-Agency Mortgage-Backed Securities (Cost $699,476)			710,486

ASSET-BACKED SECURITIES 32.6%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ		7,033	7,132
Acacia CDO Ltd. 1.298% due 11/08/2039 •		29,250	13,601
Accredited Mortgage Loan Trust
0.399% due 02/25/2037 •		5,235	3,962
6.000% due 10/25/2034 þ		1,863	1,708
ACE Securities Corp. Home Equity Loan Trust
0.529% due 04/25/2036 •		7,301	6,388
0.754% due 12/25/2035 •		2,772	2,765
1.069% due 08/25/2035 •		3,499	2,153
1.384% due 02/25/2035 •		13,828	12,608
Aegis Asset-Backed Securities Trust 1.809% due 03/25/2035 •		3,100	713
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.259% due 09/25/2034 •		638	643
Alkali Europe SARL 3.800% due 07/15/2022 «•(n)	EUR	31,241	36,270
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.869% due 02/25/2036 •		$241	220
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	2,250	1,500

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	13,990
Banco Bilbao Vizcaya Argentaria S.A. 0.107% due 03/22/2046 •	EUR	764	557
Bear Stearns Asset-Backed Securities Trust
0.309% due 08/25/2035 •(n)		$9,672	10,539
0.759% due 08/25/2036 •		3,645	2,814
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		96,561	183
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	1,060
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		6,994	6,318
Cardiff Auto Receivables Securitisation 2.299% due 09/16/2025 •(n)	GBP	1,700	2,314
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		$2,900	1,594
CDC Mortgage Capital Trust 2.659% due 06/25/2034 •		659	653
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~		12,000	8,926
Citigroup Mortgage Loan Trust 1.009% due 11/25/2045 •		2,756	2,086
Citigroup Mortgage Loan Trust, Inc. 1.249% due 02/25/2035 •		175	174
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,724	1,683
8.260% due 12/01/2030 ~		15,898	6,274
8.850% due 12/01/2030 ~		19,044	6,269
Consumer Loan Underlying Bond Certificate Issuer Trust
20.585% due 12/15/2043 «~		3,886	3,715
22.441% due 10/15/2043 «~		2,846	2,718
Coronado CDO Ltd.
1.683% due 09/04/2038 •		2,037	1,158
6.000% due 09/04/2038		291	226
Countrywide Asset-Backed Certificates
0.544% due 01/25/2045 ^•		5,400	4,994
0.589% due 02/25/2037 ^•		2,700	2,438
0.739% due 06/25/2036 •		3,826	3,447
0.769% due 06/25/2036 •		2,046	2,104
0.844% due 04/25/2036 •		2,000	1,553
1.069% due 02/25/2036 •		2,390	1,722
1.369% due 01/25/2036 •		3,336	2,964
Countrywide Asset-Backed Certificates Trust
1.984% due 10/25/2035 •		11,706	10,646
2.209% due 08/25/2035 •		3,375	3,210
Countrywide Asset-Backed Certificates Trust, Inc. 2.284% due 07/25/2034 •		132	132
Credit Suisse First Boston Mortgage Securities Corp. 5.350% due 05/25/2035 þ		978	824
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,922
6.767% due 05/25/2035 þ		2,176	1,743
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(n)		2,335	1,919
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)(n)		1,634	1,006
ECAF Ltd. 3.473% due 06/15/2040 (n)		6,388	6,248
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		20	1,928
0.000% due 12/15/2025 «(h)		33	5,392
0.000% due 12/15/2027 «(h)		20	7,599
Fremont Home Loan Trust 0.589% due 02/25/2036 •(n)		10,015	7,233
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		148	129
GSAMP Trust
0.409% due 06/25/2036 •		7,101	6,459
0.529% due 05/25/2046 •		2,808	2,656
0.549% due 12/25/2035 •		6,878	5,369
0.889% due 09/25/2035 •(n)		4,094	3,128
1.009% due 07/25/2045 •		1,277	1,096
1.834% due 08/25/2034 •		1,122	1,142
1.984% due 03/25/2034 ^•(n)		3,582	3,163
2.734% due 12/25/2034 •(n)		8,381	6,915
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	1,249
Hout Bay Corp.
1.627% due 07/05/2041 •		$14,102	3,095
1.827% due 07/05/2041 •		8,111	880
1.957% due 07/05/2041 •		3,290	152
JP Morgan Mortgage Acquisition Trust
0.619% due 04/25/2036 •		6,100	5,219
4.805% due 11/25/2036 þ		2,294	2,860

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	31,886
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (n)		7,852	7,739
Lakeside CDO Ltd/Lakeside CDO, Inc.
1.182% due 01/03/2040 •		17,193	7,286
1.182% due 01/04/2040 •		23,004	9,735
LNR CDO Ltd. 0.395% due 02/28/2043 •		2,195	59
Long Beach Mortgage Loan Trust
0.489% due 02/25/2036 •		150	134
1.234% due 06/25/2035 •(n)		15,016	13,663
1.984% due 04/25/2035 •		4,334	3,871
M360 Advisors LLC 6.121% due 07/24/2028 (n)		2,282	2,299
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	1,294
Margate Funding Ltd. 2.463% due 12/04/2044 •		$41,111	14,039
Marlette Funding Trust
0.000% due 07/17/2028 «(h)		10	879
0.000% due 04/16/2029 «(h)		17	1,740
0.000% due 07/16/2029 «(h)		4	662
0.000% due 03/15/2030 «(h)		11	2,652
MASTR Asset-Backed Securities Trust
0.724% due 01/25/2036 •(n)		8,860	8,892
5.959% due 12/25/2032 •(n)		442	313
Mercury CDO Ltd. 1.144% due 12/08/2040 •		9,400	8,159
Merrill Lynch Mortgage Investors Trust 0.979% due 05/25/2036 •(n)		7,664	6,502
Morgan Stanley ABS Capital, Inc. Trust
0.179% due 10/25/2036 •		253	168
0.814% due 11/25/2035 •		5,817	5,317
5.734% due 09/25/2033 •		1,543	1,478
Morgan Stanley Capital, Inc. Trust 0.664% due 01/25/2036 •		4,000	3,419
Morgan Stanley Home Equity Loan Trust 1.174% due 05/25/2035 •(n)		5,569	4,486
N-Star REL CDO Ltd. 0.535% due 02/01/2041 •		1,819	1,594
New Century Home Equity Loan Trust 0.579% due 02/25/2036 •		7,000	6,156
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.724% due 11/25/2035 •		11,229	7,530
1.189% due 09/25/2035 •		3,000	2,668
NovaStar Mortgage Funding Trust 0.994% due 01/25/2036 •		3,998	3,700
Orient Point CDO Ltd. 0.508% due 10/03/2045 •(n)		121,808	50,178
Palisades CDO Ltd. 1.172% due 07/22/2039 •		15,700	6,688
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.579% due 01/25/2035 ^•		1,730	1,514
2.059% due 02/25/2035 •(n)		6,028	5,691
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		4,200	3,492
Securitized Asset-Backed Receivables LLC Trust
1.084% due 12/25/2034 •(n)		1,153	1,087
1.084% due 04/25/2035 •		2,609	2,089
SG Mortgage Securities Trust 0.469% due 02/25/2036 •(n)		5,260	3,651
Sierra Madre Funding Ltd.
0.484% due 09/07/2039 •		15,560	13,669
0.744% due 09/07/2039 •		16,000	2,312
0.984% due 09/07/2039 •		8,500	1,254
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	1,687
0.000% due 09/18/2046 «(h)		10	4,831
0.000% due 10/15/2048 «(h)		15	6,416
0.000% due 09/15/2054 «(h)		22,160	42,275
SoFi Consumer Loan Program LLC 0.000% due 05/26/2026 «(h)		75	2,513
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		29	621
0.000% due 09/25/2040 «(h)		4,400	1,188
South Coast Funding Ltd.
1.243% due 08/06/2039 •		25,956	11,470
3.443% due 08/06/2039 •		31,339	3
START Ireland 4.089% due 03/15/2044 (n)		2,838	2,856
Structured Asset Securities Corp. 1.309% due 02/25/2035 •		414	396
Structured Asset Securities Corp. Mortgage Loan Trust
0.309% due 06/25/2037 •		3,300	2,630
0.339% due 02/25/2037 •		9,730	10,568

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

0.349% due 01/25/2037 •(n)		7,800	5,069
Summer Street Ltd. 0.426% due 12/06/2045 •		35,107	9,479
Terwin Mortgage Trust 3.770% due 07/25/2036 þ		456	387
Wells Fargo Home Equity Asset-Backed Securities Trust 2.659% due 11/25/2035 •		250	248

Total Asset-Backed Securities (Cost $668,781)			628,032

SOVEREIGN ISSUES 5.1%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,253	413
0.125% due 07/09/2035 þ		2,035	596
0.125% due 01/09/2038 þ(n)		30,184	11,080
0.125% due 07/09/2041 þ(n)		18,698	6,467
1.000% due 08/05/2021 (n)	ARS	107,245	747
1.000% due 07/09/2029		$949	343
15.500% due 10/17/2026 (n)	ARS	47,041	129
16.000% due 10/17/2023		868	3
34.109% (BADLARPP) due 10/04/2022 ~(n)		3,184	20
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~(n)		55,100	364
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~(n)		328,937	2,062
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~(n)		66,000	450
Dominican Republic International Bond
4.875% due 09/23/2032 (n)		$2,300	2,352
5.300% due 01/21/2041 (n)		3,200	3,156
9.750% due 06/05/2026 (n)	DOP	300,400	5,723
Egypt Government International Bond
3.875% due 02/16/2026 (n)		$4,600	4,446
5.875% due 02/16/2031 (n)		4,600	4,321
7.500% due 02/16/2061 (n)		4,600	4,174
Ghana Government International Bond
6.375% due 02/11/2027 (n)		1,100	1,066
7.875% due 02/11/2035 (n)		1,100	1,026
8.750% due 03/11/2061 (n)		400	372
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	6,700	7,681
6.625% due 03/22/2048		5,000	5,935
Oman Government International Bond
4.875% due 02/01/2025 (n)		$4,000	4,179
6.250% due 01/25/2031 (n)		4,000	4,192
7.000% due 01/25/2051 (n)		4,000	3,957
Provincia de Buenos Aires
37.855% due 04/12/2025 (n)	ARS	93,337	548
37.855% due 04/12/2025		25,911	152
37.932% due 05/31/2022 (n)		32,451	211
Romania Government International Bond 2.625% due 12/02/2040	EUR	6,700	7,797
South Africa Government International Bond
4.850% due 09/30/2029 (n)		$2,200	2,219
5.750% due 09/30/2049 (n)		1,800	1,662
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	112
5.250% due 03/13/2030 (n)		$2,800	2,494
7.625% due 04/26/2029 (n)		2,400	2,474
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (n)		200	209
Ukraine Government International Bond
4.375% due 01/27/2030 (n)	EUR	3,304	3,558
7.750% due 09/01/2026 (n)		$1,400	1,522
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		650	68
9.250% due 09/15/2027 ^(e)		65	7

Total Sovereign Issues (Cost $111,711)			98,287

		SHARES
COMMON STOCKS 2.8%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	1,306
iHeartMedia, Inc. 'A' (f)		171,118	3,106
iHeartMedia, Inc. 'B' «(f)		132,822	2,170

			6,582

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

FINANCIALS 0.9%
Associated Materials Group, Inc. «(l)		2,418,841	16,303
Stearns Holdings LLC 'B' «(l)		284,008	1,261

			17,564

INDUSTRIALS 1.0%
McDermott International Ltd. (f)		57,728	46
Neiman Marcus Group Ltd. LLC «(l)		178,186	17,956
Noble Corp. «		2,965	53
Noble Corp. «(l)		24,722	438
Pacific Drilling SA «(l)		2,421	272
Westmoreland Mining Holdings LLC «(l)		63,729	350

			19,115

UTILITIES 0.6%
TexGen Power LLC «		273,307	11,342

Total Common Stocks (Cost $44,090)			54,603

RIGHTS 1.3%
INFORMATION TECHNOLOGY 1.3%
Windstream Holdings LLC «		1,366,195	25,794

Total Rights (Cost $11,530)			25,794

PREFERRED SECURITIES 4.9%
BANKING & FINANCE 4.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(j)(n)		2,500,000	2,996
Nationwide Building Society 10.250% ~(n)		151,500	38,623
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)(n)		24,017,350	36,566

			78,185

INDUSTRIALS 0.1%
General Electric Co. 3.514% due 06/15/2021 ~(j)		299,000	283
Sequa Corp. (12.000% PIK) 12.000% «(d)		1,074	1,587

			1,870

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		484,024	12,904

Total Preferred Securities (Cost $78,941)			92,959

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Uniti Group, Inc.		544,155	6,002

Total Real Estate Investment Trusts (Cost $3,445)			6,002

SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS (m) 9.8%			189,096

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (n)	ARS	75,689	522

ARGENTINA TREASURY BILLS 0.1%
22.240% due 05/21/2021 - 07/30/2021 (g)(h)		47,362	312

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

38.750% due 06/30/2021 ~	172,585	1,192

		1,504

U.S. TREASURY BILLS 0.2%
0.030% due 04/29/2021 - 08/26/2021 (g)(h)(n)(p)(r)	$4,739	4,739

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.032% due 07/06/2021 (g)(h)(i)(r)	3,217	3,217

Total Short-Term Instruments (Cost $199,119)		199,078

Total Investments in Securities (Cost $3,276,103)		3,296,317

Total Investments 170.9% (Cost $3,276,103)		$3,296,317
Financial Derivative Instruments (o)(q) 0.4%(Cost or Premiums, net $7,412)		7,710
Other Assets and Liabilities, net (71.3)%		(1,375,178)

Net Assets 100.0%		$1,928,849

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Coupon represents a yield to maturity.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						Contingent convertible security.
(l)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022					09/24/2020	$12,993	$12,904	0.67%
Associated Materials Group, Inc.					08/24/2020	15,359	16,303	0.85
Merrill Lynch Mortgage Investors Trust 8.000% due 06/01/2021					10/02/2018-11/14/2019	21,845	21,598	1.12
Neiman Marcus Group Ltd. LLC					09/25/2020	5,828	17,956	0.93
Noble Corp.					02/05/2021-02/08/2021	288	438	0.02
Otterham Property Finance Designated Activity Co.3.000% due 09/03/2026					09/26/2019	33,824	35,879	1.86
Pacific Drilling SA					02/25/2021	254	272	0.01
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022					04/09/2018	8,097	7,726	0.40
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	42,116	43,948	2.28
Stearns Holdings LLC 'B'					03/15/2021	1,340	1,261	0.07
Westmoreland Mining Holdings LLC					04/09/2018-08/31/2018	726	350	0.02

						$142,670	$158,635	8.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.010%	04/01/2021	04/05/2021	$46,300	U.S. Treasury Notes 1.625% due 12/15/2022	$(47,235)	$46,300	$46,300
	0.030	03/26/2021	04/05/2021	50,000	U.S. Treasury Bonds 4.625% due 02/15/2040	(50,516)	50,000	50,000
FICC	0.000	03/31/2021	04/01/2021	6,296	U.S. Treasury Notes 0.125% due 02/28/2023	(6,422)	6,296	6,296
IND	0.000	03/31/2021	04/01/2021	38,300	U.S. Treasury Bonds 3.375% due 05/15/2044	(38,932)	38,300	38,300
JPS	0.020	03/31/2021	04/01/2021	48,200	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(49,177)	48,200	48,200

Total Repurchase Agreements						$(192,282)	$189,096	$189,096

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.682%	03/17/2021	06/18/2021		$(2,356)	$(2,357)
	0.733	03/04/2021	06/02/2021		(4,079)	(4,081)
	1.033	03/04/2021	06/02/2021		(3,990)	(3,993)
BPS	(1.250)	03/10/2021	TBD(3)	EUR	(1,099)	(1,287)
	(0.300)	03/08/2021	06/08/2021		(13,580)	(15,922)
	(0.300)	04/01/2021	07/01/2021		(1,751)	(2,053)
	(0.250)	01/11/2021	04/12/2021		(3,949)	(4,628)
	(0.150)	03/04/2021	06/04/2021		(2,699)	(3,165)
	0.280	02/04/2021	TBD(3)		$(112)	(112)
	0.300	03/24/2021	04/28/2021		(6,991)	(6,992)
	0.300	03/26/2021	04/30/2021		(1,414)	(1,414)
	0.350	02/16/2021	04/20/2021		(9,182)	(9,186)
	0.400	01/18/2021	04/19/2021	GBP	(1,095)	(1,511)
	0.450	03/23/2021	TBD(3)		$(5,438)	(5,438)
	0.450	03/30/2021	TBD(3)		(2,832)	(2,833)
	0.500	03/24/2021	04/28/2021		(4,858)	(4,859)
	0.500	03/26/2021	04/30/2021		(3,809)	(3,810)
	0.550	03/01/2021	06/01/2021		(10,672)	(10,677)
	0.650	01/11/2021	04/12/2021		(994)	(995)
	0.750	03/26/2021	04/30/2021		(279)	(280)
	0.800	10/20/2020	04/21/2021		(5,689)	(5,709)
	0.920	10/20/2020	04/21/2021		(3,687)	(3,702)
	1.093	02/05/2021	05/06/2021		(1,755)	(1,758)
	1.353	10/16/2020	04/14/2021		(2,799)	(2,816)
BRC	(2.500)	02/17/2021	TBD(3)	EUR	(2,279)	(2,664)
	0.330	02/26/2021	04/27/2021		$(1,730)	(1,731)
	0.550	02/22/2021	05/28/2021		(19,400)	(19,411)
	0.650	03/02/2021	04/05/2021		(5,788)	(5,791)
	0.700	11/23/2020	TBD(3)		(3,723)	(3,732)
	1.033	03/04/2021	06/02/2021		(7,560)	(7,566)
	1.039	03/01/2021	06/01/2021		(4,958)	(4,963)
	1.083	03/04/2021	06/02/2021		(1,107)	(1,107)
	1.143	11/09/2020	05/10/2021		(5,130)	(5,153)
	1.146	11/06/2020	05/06/2021		(2,927)	(2,940)
	1.196	01/12/2021	04/26/2021		(6,208)	(6,224)
BYR	0.610	03/31/2021	03/25/2022		(2,692)	(2,692)
CDC	0.250	03/22/2021	TBD(3)		(451)	(451)
	0.270	03/15/2021	06/14/2021		(409)	(409)
	0.320	03/23/2021	06/21/2021		(2,351)	(2,351)
	0.350	02/23/2021	05/24/2021		(7,152)	(7,154)
	0.350	03/03/2021	05/24/2021		(2,212)	(2,213)
	0.550	02/23/2021	05/24/2021		(9,211)	(9,216)
	0.620	02/09/2021	05/10/2021		(46,761)	(46,802)
CEW	0.452	03/31/2021	06/29/2021		(4,636)	(4,636)
	0.470	03/08/2021	05/07/2021		(1,993)	(1,994)
	0.502	03/31/2021	06/29/2021		(4,536)	(4,536)
	0.540	03/15/2021	06/15/2021		(7,222)	(7,223)
	0.543	03/29/2021	06/29/2021		(6,289)	(6,289)
	0.552	03/31/2021	06/29/2021		(4,284)	(4,284)
	0.640	03/15/2021	06/15/2021		(9,775)	(9,778)
	0.640	03/16/2021	06/16/2021		(17,794)	(17,799)
	0.652	03/31/2021	06/29/2021		(2,419)	(2,419)
	0.684	03/15/2021	06/15/2021		(4,487)	(4,488)
	0.690	03/24/2021	06/23/2021		(5,738)	(5,739)
	0.748	02/24/2021	04/27/2021		(2,153)	(2,155)
	0.844	02/16/2021	05/20/2021		(5,906)	(5,912)
	0.870	10/09/2020	04/07/2021		(6,637)	(6,665)
	0.946	11/06/2020	05/06/2021		(4,075)	(4,090)
	0.954	01/06/2021	04/06/2021		(6,693)	(6,708)
	0.990	03/24/2021	06/23/2021		(4,039)	(4,040)
	0.996	10/13/2020	04/16/2021		(5,172)	(5,196)
	1.093	11/09/2020	05/10/2021		(448)	(450)
	1.293	11/09/2020	05/10/2021		(4,924)	(4,950)
CFR	(1.700)	09/15/2020	TBD(3)	EUR	(1,650)	(1,916)
	1.950	02/23/2021	08/23/2021		(112,590)	(132,304)
CIB	0.620	03/16/2021	04/16/2021		$(1,541)	(1,542)
CSG	0.550	03/04/2021	06/02/2021		(913)	(913)
	0.600	03/04/2021	04/05/2021		(31,553)	(31,568)
	0.600	03/16/2021	04/05/2021		(1,568)	(1,569)
	0.650	01/26/2021	04/26/2021		(2,937)	(2,940)
	0.650	01/27/2021	05/03/2021		(398)	(399)
	0.650	03/30/2021	05/03/2021		(2,487)	(2,487)
	0.650	03/30/2021	06/28/2021		(4,464)	(4,464)
	0.750	03/10/2021	04/01/2021		(957)	(958)
	0.750	03/12/2021	04/01/2021		(2,158)	(2,159)
	0.750	03/29/2021	04/01/2021		(882)	(882)
DBL	(0.220)	01/14/2021	04/14/2021	EUR	(469)	(550)
	(0.200)	02/16/2021	05/17/2021		(345)	(405)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

	(0.050)	01/14/2021	04/14/2021		(2,028)	(2,378)
	0.751	02/16/2021	05/17/2021	GBP	(1,525)	(2,104)
	0.801	02/16/2021	05/17/2021		(1,618)	(2,233)
	0.851	02/16/2021	05/17/2021		(3,751)	(5,177)
FOB	0.370	03/30/2021	06/28/2021		$(1,724)	(1,724)
	0.380	01/27/2021	04/01/2021		(1,720)	(1,721)
	0.380	03/04/2021	04/01/2021		(2,222)	(2,222)
	0.600	03/04/2021	04/05/2021		(502)	(503)
GLM	0.991	03/24/2021	06/22/2021		(36,296)	(36,304)
	1.251	10/02/2020	04/01/2021		(34,541)	(34,758)
	1.253	10/16/2020	04/14/2021		(3,292)	(3,311)
	1.303	10/16/2020	04/14/2021		(775)	(780)
GSC	0.650	03/29/2021	05/03/2021		(3,442)	(3,442)
IND	0.270	03/10/2021	06/09/2021		(2,749)	(2,750)
	0.400	03/30/2021	06/28/2021		(11,293)	(11,293)
	0.420	02/05/2021	05/11/2021		(2,550)	(2,551)
JML	(1.250)	03/12/2021	TBD(3)	EUR	(716)	(839)
	(0.250)	01/18/2021	04/19/2021		(889)	(1,042)
	0.150	04/28/2020	TBD(3)		(2,614)	(3,069)
	0.400	01/14/2021	04/14/2021	GBP	(11,801)	(16,283)
	0.400	01/15/2021	04/15/2021		(4,012)	(5,536)
	0.400	01/18/2021	04/19/2021		(5,423)	(7,482)
	0.400	02/17/2021	05/17/2021		(25,746)	(35,511)
	0.400	03/01/2021	06/01/2021		(3,252)	(4,485)
	0.400	03/09/2021	06/09/2021		(704)	(971)
	0.550	03/24/2021	04/06/2021		$(4,453)	(4,453)
	0.850	02/19/2021	04/08/2021		(792)	(793)
	0.850	03/24/2021	04/06/2021		(29)	(29)
	0.900	03/24/2021	04/06/2021		(171)	(171)
	0.950	02/04/2021	04/08/2021		(4,992)	(4,999)
	1.150	02/02/2021	05/04/2021	GBP	(1,560)	(2,154)
MBC	(0.200)	02/19/2021	05/19/2021	EUR	(11,892)	(13,942)
	1.010	02/23/2021	05/24/2021		$(5,173)	(5,179)
MEI	0.958	02/16/2021	05/17/2021	GBP	(1,304)	(1,799)
MSB	0.796	02/24/2021	05/25/2021		$(8,160)	(8,166)
NOM	(1.000)	02/16/2021	TBD(3)		(1,837)	(1,835)
	0.500	02/12/2021	05/13/2021		(339)	(339)
	0.600	01/11/2021	04/12/2021		(6,456)	(6,465)
	0.650	02/12/2021	05/13/2021		(121)	(122)
	0.700	02/12/2021	05/13/2021		(1,159)	(1,160)
	0.800	02/12/2021	04/12/2021		(3,067)	(3,070)
	0.800	04/01/2021	04/12/2021		(1,636)	(1,636)
	0.850	08/27/2020	TBD(3)		(1,357)	(1,364)
	0.900	03/18/2021	06/01/2021		(7,939)	(7,942)
	1.200	08/27/2020	TBD(3)		(5,725)	(5,766)
RBC	1.243	11/13/2020	05/13/2021		(3,798)	(3,816)
RCE	(0.200)	02/12/2021	05/12/2021	EUR	(2,063)	(2,418)
	0.280	02/12/2021	05/12/2021	GBP	(1,852)	(2,554)
RDR	0.100	01/29/2021	TBD(3)		$(586)	(586)
RTA	0.657	04/01/2021	10/01/2021		(15,426)	(15,426)
	0.731	02/22/2021	05/24/2021		(2,927)	(2,929)
SBI	0.981	02/22/2021	05/28/2021		(1,073)	(1,075)
	1.196	11/16/2020	05/17/2021		(12,754)	(12,811)
	1.206	11/09/2020	05/10/2021		(7,182)	(7,217)
	1.302	10/21/2020	04/19/2021		(1,034)	(1,040)
	1.302	02/09/2021	04/19/2021		(3,595)	(3,601)
SCX	0.520	03/18/2021	05/19/2021		(2,348)	(2,349)
SOG	0.350	03/30/2021	06/01/2021		(839)	(839)
	0.370	03/29/2021	06/28/2021		(363)	(363)
	0.420	02/16/2021	05/17/2021		(169)	(169)
	0.420	02/17/2021	05/21/2021		(2,773)	(2,775)
	0.490	03/19/2021	05/20/2021		(32,409)	(32,415)
	0.500	03/16/2021	06/14/2021		(26,996)	(27,002)
	0.500	03/17/2021	06/15/2021		(3,668)	(3,669)
	0.500	03/25/2021	06/23/2021		(16,420)	(16,422)
	0.500	04/06/2021	07/06/2021		(5,525)	(5,525)
	0.520	02/16/2021	05/17/2021		(1,869)	(1,871)
	0.520	02/17/2021	05/21/2021		(23,522)	(23,537)
	0.520	03/04/2021	05/21/2021		(144)	(144)
	0.550	03/01/2021	06/01/2021		(52,403)	(52,428)
	0.550	03/04/2021	06/03/2021		(1,170)	(1,171)
	0.550	03/10/2021	06/10/2021		(5,588)	(5,590)
	0.550	03/30/2021	06/03/2021		(9,990)	(9,991)
	0.570	02/24/2021	05/25/2021		(8,607)	(8,612)
	0.600	02/09/2021	05/10/2021		(324)	(324)
	0.600	03/04/2021	05/10/2021		(1,281)	(1,282)
	0.700	03/04/2021	04/06/2021		(5,466)	(5,469)
	0.860	10/21/2020	04/19/2021		(12,559)	(12,608)
	1.242	11/03/2020	05/05/2021		(8,514)	(8,558)
	1.242	11/05/2020	05/05/2021		(4,136)	(4,157)
	1.242	11/12/2020	05/11/2021		(15,940)	(16,017)
	1.258	11/20/2020	05/24/2021		(3,290)	(3,305)
TDM	0.250	02/04/2021	TBD(3)		(7,135)	(7,138)
	0.250	04/01/2021	TBD(3)		(3,817)	(3,817)
	0.400	03/23/2021	TBD(3)		(40,935)	(40,939)
	0.400	03/24/2021	TBD(3)		(3,811)	(3,811)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

0.550	12/29/2020	TBD(3)	(7,391)	(7,401)
0.550	12/30/2020	TBD(3)	(12,308)	(12,325)
0.630	12/30/2020	TBD(3)	(9,081)	(9,096)
UBS	0.300	03/25/2021	04/26/2021	(581)	(581)
0.350	04/01/2021	05/04/2021	GBP	(6,621)	(9,127)
0.380	03/01/2021	04/01/2021	(6,661)	(9,186)
0.400	01/21/2021	04/21/2021	$(9,046)	(9,053)
0.400	01/22/2021	04/22/2021	(4,536)	(4,539)
0.400	02/08/2021	04/09/2021	(4,000)	(4,002)
0.450	03/25/2021	04/26/2021	(36,263)	(36,267)
0.500	03/16/2021	06/14/2021	(10,984)	(10,986)
0.500	04/01/2021	06/30/2021	(3,573)	(3,573)
0.550	02/17/2021	05/18/2021	(5,263)	(5,266)
0.650	01/07/2021	04/07/2021	(2,671)	(2,675)
0.650	01/08/2021	04/08/2021	(4,069)	(4,076)
0.650	01/11/2021	04/12/2021	(764)	(766)
0.650	01/13/2021	04/13/2021	(9,011)	(9,024)
0.650	01/15/2021	04/15/2021	(600)	(601)
0.650	01/19/2021	04/19/2021	(12,450)	(12,466)
0.650	03/30/2021	04/13/2021	(944)	(944)
0.650	03/30/2021	04/28/2021	(13,659)	(13,660)
1.173	01/20/2021	04/20/2021	(3,977)	(3,986)
1.246	10/13/2020	04/13/2021	(9,544)	(9,600)
1.296	10/13/2020	04/13/2021	(3,347)	(3,367)
1.427	03/15/2021	06/15/2021	GBP	(2,602)	(3,590)

Total Reverse Repurchase Agreements	$(1,328,335)

(n)	Securities with an aggregate market value of $1,594,449 and cash of $7,931 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(1,244,004) at a weighted average interest rate of 1.107%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	4.829%	$1,100	$(2)	$9	$7	$2	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.203	600	0	(3)	(3)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.535	EUR	6,200	(1,152)	706	(446)	12	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683	25,200	(3,580)	1,383	(2,197)	49	0

$(4,734)	$2,095	$(2,639)	$64	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	13,700	$(11)	$193	$182	$77	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	13,700	862	229	1,091	188	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	904,000	(322)	(493)	(815)	58	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	33,200	0	(20)	(20)	2	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022	33,900	0	(19)	(19)	2	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	203,900	(38)	(28)	(66)	13	0
Pay(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	$323,700	(7,049)	(3,094)	(10,143)	0	(364)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	11,500	(834)	1,013	179	0	(16)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	2,500	40	160	200	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	58,100	(3,466)	6,961	3,495	0	(80)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	59,000	4,765	2,189	6,954	0	(77)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	53,800	1,770	(5,409)	(3,639)	0	(72)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	09/20/2050	24,300	55	5,846	5,901	87	0
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	74,500	14,089	2,769	16,858	270	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	(19)	62	7	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	900	(1)	(16)	(17)	2	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	4,400	244	84	328	7	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	13,500	(99)	(92)	(191)	22	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	137,300	16	(78)	(62)	7	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	255,700	(9)	(118)	(127)	12	0

$10,093	$10,058	$20,151	$754	$(612)

Total Swap Agreements	$5,359	$12,153	$17,512	$818	$(612)

(p)	Securities with an aggregate market value of $2,969 and cash of $43,603 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	107,329	$19,402	$333	$0
04/2021	EUR	7,151	8,599	213	0
04/2021	GBP	59,432	84,141	2,208	0
04/2021	$19,286	BRL	107,329	83	(300)
04/2021	3,872	EUR	3,247	0	(64)
04/2021	81,691	GBP	59,465	303	(16)
04/2021	258	TRY	2,057	0	(11)
05/2021	GBP	56,315	$77,346	0	(297)
05/2021	$19,377	BRL	107,329	0	(341)
05/2021	1,357	GBP	984	0	(1)
05/2021	1,876	RUB	139,348	0	(43)
05/2021	629	TRY	4,589	0	(89)
06/2021	13,573	INR	1,001,426	0	(42)
06/2021	642	RUB	48,448	0	(7)
06/2021	746	TRY	5,943	0	(58)
BPS	04/2021	BRL	38,589	$6,773	0	(83)
04/2021	EUR	130,148	158,103	5,478	0
04/2021	GBP	1,517	2,097	6	0
04/2021	$6,893	BRL	38,589	0	(37)
04/2021	1,055	GBP	757	0	(11)
04/2021	4,812	RUB	354,279	0	(136)
04/2021	3,548	TRY	26,285	0	(413)
05/2021	EUR	130,148	$153,051	337	0
05/2021	$1,913	TRY	14,218	0	(238)
06/2021	13,292	IDR	194,194,214	0	(93)
06/2021	15,968	MXN	324,111	0	(209)
08/2021	MXN	3,859	$181	0	(5)
BRC	05/2021	$993	CLP	716,888	2	0
05/2021	6,067	TRY	45,448	0	(715)
06/2021	4,059	31,777	0	(404)
CBK	04/2021	83	678	0	(2)
05/2021	74	PEN	270	0	(2)
06/2021	INR	82,766	$1,114	0	(4)
06/2021	MXN	5,192	246	0	(7)
06/2021	$4,652	RUB	346,955	0	(107)
12/2021	1,089	INR	82,766	4	0
FBF	04/2021	161	TRY	1,244	0	(10)
06/2021	4,577	34,707	0	(601)
GLM	04/2021	MXN	8,066	$386	0	(8)
04/2021	$555	RUB	41,125	0	(12)
04/2021	154	TRY	1,204	0	(9)
05/2021	3,443	RUB	256,056	0	(74)
05/2021	572	TRY	4,200	0	(78)
06/2021	DOP	337,336	$5,843	0	(26)
06/2021	$252	MXN	5,192	0	0
09/2021	2,829	59,434	31	0
MYI	04/2021	1,024	EUR	858	0	(18)
04/2021	1,010	GBP	727	0	(8)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

RYL	04/2021		1,142		EUR	954		0	(24)
	05/2021		218		TRY	1,600		0	(29)

Total Forward Foreign Currency Contracts							$8,998		$(4,632)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Obligation		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Citigroup Commercial Mortgage Trust 5.482% due 10/15/2049		(0.500)%	Monthly	10/15/2049	$6,304	$378	$459	$837	$0
	GMAC Commercial Mortgage Securities, Inc. 5.349% due 11/10/2045		(0.125)	Monthly	11/10/2045	513	154	(140)	14	0
	Morgan Stanley Capital Trust 5.545% due 11/14/2042		(0.240)	Monthly	11/14/2042	7,500	1,350	772	2,122	0

							$1,882	$1,091	$2,973	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	3.484%	$3,100	$190	$(107)	$83	$0
GST	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	1.135	340	(19)	19	0	0

							$171	$(88)	$83	$0

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS :
									Swap Agreements, at Value(5)
Counterparty	Pay/Receive(6)	Underlying Reference	Financing Rate		Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CSG	Pay	Syniverse Holdings, Inc.	1-Month USD-LIBOR		11/13/2021	$75	$0	$82	$82	$0

Total Swap Agreements							$2,053	$1,085	$3,138	$0

(r)

Securities with an aggregate market value of $1,557 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) (6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$218,409	$196,481	$414,890
Corporate Bonds & Notes
Banking & Finance	0	279,980	0	279,980
Industrials	5,700	528,598	0	534,298
Utilities	0	135,486	0	135,486
Convertible Bonds & Notes
Banking & Finance	0	21,535	0	21,535
Industrials	0	25,589	0	25,589
Utilities	0	3	0	3
Municipal Bonds & Notes
Illinois	0	18	0	18
Puerto Rico	0	34,256	0	34,256
Texas	0	121	0	121
West Virginia	0	126	0	126
U.S. Government Agencies	0	34,774	0	34,774
Non-Agency Mortgage-Backed Securities	0	613,363	97,123	710,486
Asset-Backed Securities	0	466,742	161,290	628,032
Sovereign Issues	0	98,287	0	98,287
Common Stocks
Communication Services	4,412	0	2,170	6,582
Financials	0	0	17,564	17,564
Industrials	46	0	19,069	19,115
Utilities	0	0	11,342	11,342
Rights
Information Technology	0	0	25,794	25,794
Preferred Securities
Banking & Finance	0	78,185	0	78,185
Industrials	0	283	1,587	1,870
Utilities	0	0	12,904	12,904
Real Estate Investment Trusts
Real Estate	6,002	0	0	6,002
Short-Term Instruments
Repurchase Agreements	0	189,096	0	189,096
Short-Term Notes	0	522	0	522
Argentina Treasury Bills	0	1,504	0	1,504
U.S. Treasury Bills	0	4,739	0	4,739
U.S. Treasury Cash Management Bills	0	3,217	0	3,217

Total Investments	$16,160	$2,734,833	$545,324	$3,296,317

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	818	0	818
Over the counter	0	12,136	0	12,136

$0	$12,954	$0	$12,954
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(612)	0	(612)
Over the counter	0	(4,632)	0	(4,632)

$0	$(5,244)	$0	$(5,244)

Total Financial Derivative Instruments	$0	$7,710	$0	$7,710

Totals	$16,160	$2,742,543	$545,324	$3,304,027

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$245,448	$58,811	$(103,717)	$152	$(21,097)	$21,278	$5,831	$(10,225)	$196,481	$3,512
Non-Agency Mortgage-Backed Securities	101,175	0	(1,742)	47	147	4,515	0	(7,019)	97,123	3,249
Asset-Backed Securities	133,788	42,168	(29,542)	(3)	(3,819)	17,510	1,188	0	161,290	11,987
Common Stocks
Communication Services	4	2,400	0	0	0	(234)	0	0	2,170	(234)
Financials	0	16,699	0	0	0	865	0	0	17,564	865
Industrials	4,150	8,998	(3,228)	0	(3,798)	12,993	0	(46)	19,069	12,221
Real Estate	4,822	0	(4,822)	0	0	0	0	0	0	0
Utilities	8,814	0	0	0	0	2,528	0	0	11,342	2,528
Rights
Information Technology	0	11,530	0	0	0	14,264	0	0	25,794	14,264

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2021 (Unaudited)

Preferred Securities
Industrials	725	0	(115)	0	0	977	0	0	1,587	977
Utilities	0	13,092	(99)	0	0	(89)	0	0	12,904	(89)

Totals	$498,926	$153,698	$(143,265)	$196	$(28,567)	$74,607	$7,019	$(17,290)	$545,324	$49,280

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$143,203	Discounted Cash Flow	Discount Rate	4.400 - 10.110	6.215
11,153	Other Valuation Techniques(2)	-	-	-
20,165	Proxy Pricing	Base Price	97.500 - 99.813	98.850
4,093	Reference Instrument	Liquidity Discount	15.000	-
12,542	Reference Instrument	Yield	6.169	-
5,325	Third Party Vendor	Broker Quote	61.000 - 100.000	67.445
Asset-Backed Securities	39,985	Discounted Cash Flow	Discount Rate	4.900 - 7.500	5.142
2,718	Other Valuation Techniques(2)	-	-	-
118,586	Proxy Pricing	Base Price	27.000 - 48,402.592	13,098.072
Common Stocks
Communication Services	2,170	Reference Instrument	Liquidity Discount	10.000	-
Financials	16,303	Market Comparable Valuation	EBITDA	X	8.500	-
1,261	Expected Recovery	Book Value	X	1.000	-
Industrials	17,956	Discounted Cash Flow	Discount Rate	16.000	-
1,113	Other Valuation Techniques(2)	-	-	-
Utilities	11,342	Indicative Market Quotation	Broker Quote	$41.500	-
Non-Agency Mortgage-Backed Securities	50,723	Discounted Cash Flow	Discount Rate	4.400	-
46,401	Proxy Pricing	Base Price	6,600.000 - 16,860.000	13,020.474
Preferred Securities
Industrials	1,587	Market Comparable Valuation	EBITDA X / X	14.500/12.000	-
Utilities	12,904	Recent Transaction	Purchase Price	$27.048	-
Rights
Information Technology	25,794	Market Comparable Valuation	EBITDA	X	4.250	-

Total	$545,324

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Incorporation	Subscription Agreement	Subsidiary % of Consolidated Fund Net Assets
PFLEXLS I LLC	12/01/2017	01/09/2018	0.9%
CLM 13648 LLC	03/29/2018	04/30/2018	0.0
MLM 13648 LLC	04/03/2018	04/30/2018	1.1

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expect recovery valuation estimates fair value of existing asset can be recovered and net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BYR	The Bank of Nova Scotia - Toronto	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
CDC	Natixis Securities Americas LLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
CEW	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	TRY	Turkish New Lira
DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit